                         QUEST FOR VALUE FAMILY OF FUNDS


                                  OFFICERS FUND

                                  ANNUAL REPORT

                                OCTOBER 31, 1995

[OP CAP ADVISORY LETTERHEAD]



Dear Shareholder:

     The fiscal year ended October 31, 1995 was an excellent period for investors. Financial assets performed well in an environment of low inflation, slow economic growth and generally low interest rates. We are pleased to tell you about the results and investment activities of the Officers Fund during its first fiscal year. From its inception on November 8, 1994 to October 31, 1995 the Fund's total return was 23.4% compared with the 23.3% total return of the Standard & Poor's 400 Midcap Index. As of October 31, 1995, the Fund was approximately 59% invested in the common stock of 11 different companies. The balance of the Fund was invested in short-term government agency and corporate notes. The equity positions ranged in size from 8.8% down to 3.7% of the Fund's net assets. Major industry sectors represented in the Fund were insurance, tobacco/beverage/food; oil/gas; and automotive. The five largest equity positions were EXEL, Ltd., a strongly capitalized specialty insurance company, Progressive Corporation, Ohio, a property casualty insurer, Mid Ocean Ltd., a Bermuda reinsurance company, Triton Energy Corp., an oil and gas production company and Philip Morris Companies, Inc., a major producer of tobacco, beverage and food products.

     As you may know, even though the Quest for Value organization is no longer in the mutual fund distribution business, it continues to manage assets under the new name of OpCap Advisors. In line with this change, effective November 24, 1995, Oppenheimer Management Corporation, a leading mutual fund organization with more than $40 billion under management, became the advisor/distributor of the Quest for Value Officers Fund. At that time, the fund adopted a new name -- the Oppenheimer Quest Officers Value Fund.

     OpCap Advisors continues to provide portfolio management services to the Fund through a Subadvisory Agreement with Oppenheimer Management. We also want to assure you that Jeff Whittington continues as the Fund's portfolio manager.

     Thank you for your support. Together with Oppenheimer Management Corporation, we at OpCap Advisors remain dedicated to meeting your investment needs.

Sincerely,


/s/ Joseph M. La Motta


Joseph M. La Motta
Chairman
OpCap Advisors

            COMPARISON OF CHANGE IN VALUE OF $10,000* INVESTMENT IN QUEST FOR VALUE OFFICERS FUND FROM INCEPTION (11/08/94)
           THROUGH 10/31/95 AND TOTAL RETURN ON S&P 400 MIDCAP INDEX**


[graph]


Past performance is not predictive of future performance.

Assumes reinvestment of all dividends and distributions.

*   after taking into account current maximum sales charge of 5.75%

**  with dividends

--------------------------------------------------------------------------------
                         QUEST FOR VALUE FAMILY OF FUNDS
                                  OFFICERS FUND
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                VALUE
-----------                                                         ------------

                    U.S. GOVERNMENT AGENCY-16.3%
                    Tennessee Valley Authority
   $600,000           5.59%, 1/18/96
                        (cost--$592,733).........................      $592,733
                                                                   ------------

                    SHORT-TERM CORPORATE NOTES-27.7%
                    MISCELLANEOUS FINANCIAL SERVICES
                    Federal Home Loan Mortgage Corp.
   $490,000           5.57%, 12/18/95...........................       $486,437
    225,000           5.58%, 1/22/96............................        222,140
    303,000           5.60%, 11/02/95...........................        302,953
                                                                   ------------
                        (cost--$1,011,530)......................     $1,011,530
                                                                   ------------

  SHARES            COMMON STOCKS-58.5%
----------
                    AUTOMOTIVE-5.1%
      5,100         Varity Corp. *..............................       $184,875
                                                                   ------------

                    CASINOS/GAMING-5.0%
     10,800         Trump Hotels & Casinos Resorts, Inc. *......        183,600
                                                                   ------------

                    ELECTRICAL EQUIPMENT-3.9%
      5,000         UCAR International Inc.*....................        142,500
                                                                   ------------

                    HEALTHCARE SERVICES-4.3%
      3,200         Columbia/HCA Healthcare Corp................        157,200
                                                                   ------------

                    INSURANCE-22.4%
      6,000         EXEL Ltd....................................        321,000
      5,700         Mid Ocean Ltd...............................        201,638
      7,100         Progressive Corp., Ohio.....................        294,650
                                                                   ------------
                                                                        817,288
                                                                   ------------

                    OIL/GAS-5.3%
      4,100         Triton Energy Corp. *.......................        191,162
                                                                   ------------

                    TOBACCO/BEVERAGES/FOOD PRODUCTS-8.8%
      2,200         Philip Morris Companies, Inc................        185,900
      4,500         UST, Inc....................................        135,000
                                                                   ------------
                                                                        320,900
                                                                   ------------

                    TOYS/GAMES/HOBBY-3.7%
      4,400         Hasbro, Inc.................................        134,200
                                                                   ------------

                    Total Common Stocks
                      (cost--$1,837,098)........................     $2,131,725
                                                                   ------------

TOTAL INVESTMENTS
  (cost--$3,441,361).................          102.5%                $3,735,988

Other Liabilities in Excess of
  Other Assets ......................           (2.5)                   (89,420)
                                           -------------           ------------
TOTAL NET ASSETS ....................          100.0%                $3,646,568
                                           -------------           ------------
                                           -------------           ------------
-------------------------------------
*Non-income producing security.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                         QUEST FOR VALUE FAMILY OF FUNDS
                                  OFFICERS FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------


                                     ASSETS


Investments, at value (cost--$3,441,361)..............  $3,735,988
Cash..................................................      15,975
Receivable for investments sold.......................     378,649
Receivable from adviser...............................      27,467
Deferred organization expenses........................       6,086
Prepaid expenses and other assets.....................       6,586
                                                       -----------
  Total Assets........................................                $4,170,751


                                   LIABILITIES


Payable for investments purchased.....................     506,176
Deferred organization expenses payable................       1,500
Other payables and accrued expenses...................      16,507
                                                       -----------
  Total Liabilities...................................                   524,183
                                                                     -----------

                                   NET ASSETS

Shares of beneficial interest at par..................       2,964
Paid-in-surplus.......................................   3,029,959
Accumulated undistributed net investment income.......      61,380
Accumulated undistributed net realized
  gain on investments.................................     257,638
Net unrealized appreciation on investments............     294,627
                                                       -----------
  Total Net Assets....................................                $3,646,568
                                                                     -----------
                                                                     -----------


   Shares of beneficial interest outstanding
   (unlimited authorized, $.01 par value per share)...     296,399
                                                       -----------
   Net asset value per share..........................      $12.30
                                                       -----------
                                                       -----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         QUEST FOR VALUE FAMILY OF FUNDS
                                  OFFICERS FUND
                            STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 8, 1994 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest................................................    $44,042
  Dividends...............................................     24,804
                                                           ----------
       Total investment income............................               $68,846


EXPENSES:
  Investment advisory fee (note 2a).......................    $28,182
  Auditing, consulting and tax return preparation fees....      8,500
  Custodian fees..........................................      6,000
  Reports and notices to shareholders.....................      3,845
  Transfer and dividend disbursing agent fees.............      2,916
  Legal fees..............................................      1,500
  Registration fees.......................................      1,478
  Amortization of deferred organization expenses
    (note 1c).............................................      1,486
  Miscellaneous...........................................      1,742
                                                           ----------
       Total operating expenses...........................     55,649
       Less: Investment advisory fees waived and
              expense reimbursements (note 2a)............    (55,649)
                                                           ----------


           Net operating expenses.........................                     0
                                                                       ---------

           Net investment income..........................                68,846
                                                                       ---------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS - NET:
  Net realized gain on investments........................              $257,638
  Net unrealized appreciation on investments..............               294,627
                                                                       ---------
  Net realized gain and net unrealized appreciation
        on investments....................................               552,265
                                                                       ---------
Net increase in net assets resulting from operations......              $621,111
                                                                       ---------
                                                                       ---------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         QUEST FOR VALUE FAMILY OF FUNDS
                                  OFFICERS FUND
                       STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 8, 1994 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995
--------------------------------------------------------------------------------


OPERATIONS
 Net investment income............................................      $68,846
 Net realized gain on investments.................................      257,638
 Net unrealized appreciation on investments.......................      294,627
                                                                   ------------
   Net increase in net assets resulting from operations...........      621,111
                                                                   ------------

DIVIDENDS TO SHAREHOLDERS OF BENEFICIAL INTEREST
 Net investment income ($.037 per share)...........................      (7,466)
                                                                   ------------


SHARE TRANSACTIONS OF BENEFICIAL INTEREST

 Net proceeds from sales...........................................   3,529,359
 Reinvestment of dividends.........................................       7,226
 Cost of shares redeemed...........................................    (503,662)
                                                                   ------------
    Net increase in net assets from share transactions
      of beneficial interest.......................................   3,032,923
                                                                   ------------

    Total increase in net assets...................................   3,646,568


NET ASSETS:
  Beginning of period..............................................           0
                                                                   ------------
  End of period (including undistributed net investment income of $61,380)....................................................  $3,646,568
                                                                   ------------
                                                                   ------------


SHARES OF BENEFICIAL INTEREST ISSUED AND REDEEMED

 Issued............................................................     339,572
 Issued from reinvestment of dividends.............................         713
 Redeemed..........................................................     (43,886)
                                                                   ------------
   Net increase....................................................     296,399
                                                                   ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         QUEST FOR VALUE FAMILY OF FUNDS
                                   OFFICERS FUND
                           NOTES TO FINANCIAL STATEMENTS
                                  OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Quest for Value Officers Fund (the "Fund") is one of nine portfolios in the Quest for Value Family of Funds, a Massachusetts business trust. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and commenced operations on November 8, 1994. Quest for Value Advisors (the "Adviser") serves as the Fund's investment adviser and provides accounting and administrative services to the Fund. Quest for Value Distributors (the "Distributor") serves as the Fund's distributor. Both the Advisor and Distributor are majority-owned (99%) subsidiaries of Oppenheimer Capital.

     The Fund is authorized to issue three separate classes of shares; Class A, Class B and Class C shares. Initially, only shares of Class A will be offered to officers, directors (trustees) and employees of Oppenheimer Capital and its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan for any of them. Shares of each Class represent an identical interest in the investment portfolio of the Fund, and generally have the same rights, but are offered under different sales charge and distribution fee arrangements. Furthermore, Class B shares will automatically convert to Class A shares of the same fund eight years after their respective purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a) VALUATION OF INVESTMENTS

     Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

     (b) FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders; accordingly, no Federal income tax provision is required.

     (c) DEFERRED ORGANIZATION EXPENSES

     Costs incurred by the Fund in connection with its organization approximated $7,600. These costs have been deferred and are being amortized to expense on a straight line basis over sixty months from commencement of operations.

     (d) SECURITIES TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

     (e) DIVIDENDS AND DISTRIBUTIONS

     It is the Fund's policy to declare and pay dividends from net investment income and to make distributions from net realized capital gains annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date.

(2) INVESTMENT ADVISORY FEE, DISTRIBUTION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is payable monthly to the Adviser and is computed as percentage of the Fund's net assets as of the close of business each day at an annual rate of 1.00%.

     For the period November 8, 1994 (commencements of operations) to October 31, 1995, the Adviser has voluntarily waived its investment advisory fee of $28,182 and reimbursed the Fund for all other operating expenses of $27,467.

--------------------------------------------------------------------------------
                         QUEST FOR VALUE FAMILY OF FUNDS
                                  OFFICERS FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

     (b) The Fund has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to which the Fund is permitted to compensate the Distributor in connection with the distribution of shares of beneficial Under the Plan, the Distributor may enter into agreements with securities dealers and other financial institutions and organizations to obtain various sales-related services in rendering distribution assistance. To compensate the Distributor for the services it and other dealers under the Plan provide and for the expenses they bear under the Plan, the Fund pays the Distributor compensation accrued daily and payable monthly at an annual rate of .25% of average daily net assets for Class A. Compensation for Class B and Class C shares of the Fund is at an annual rate of .75% of average daily net assets. All three classes also pay a service fee at an annual rate of .25%. Distribution and service fees may be paid by the Distributor to broker dealers or others for providing personal service, maintenance of accounts and ongoing sales or shareholder support functions in connection with the distribution of shares of beneficial interest. While payments under the Plan may not exceed the stated percentage of average daily net assets on an annual basis, the payments are not limited to the amounts actually incurred by the Distributor.

     For the period November 8, 1994 (commencement of operations) to October 31, 1995, there were no distribution related activities; therefore no compensation accrued or paid by the Fund.

     (c) Total brokerage commissions paid by the Fund amounted to $11,593 of which $4,461 was paid to Oppenheimer & Co., Inc., an affiliate of the Adviser.

(3) PURCHASES AND SALES OF SECURITIES

     For the period November 8, 1994 (commencement of operations) to October 31, 1995, purchases and sales of investment securities, other than short-term securities, aggregated $3,805,864 and $2,226,410, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     At October 31, 1995, the cost of investments for Federal income tax purposes was the same as the cost of investments for financial statement purposes. Aggregate gross unrealized appreciation (all investments in which there is an excess of value over tax cost) amounted to $296,000 and aggegrate gross unrealized depreciation (all investments in which there is an excess of tax cost over value) amounted to $1,373, resulting in net unrealized appreciation of $294,627.

(5) SUBSEQUENT EVENTS

     On November 22, 1995, OCC Distributors (previously Quest for Value Distributors), OpCap Advisors (previously Quest for Value Advisors), their parent Oppenheimer Capital and Oppenheimer Management Corporation ("OMC") consummated a transaction which resulted in the sale to OMC of certain mutual fund assets of OCC Distributors and OpCap Advisors including the transfer of the management agreements and other contracts relating to certain Quest for Value Funds and the use of the name "Quest for Value". As part of the transaction, certain former Quest for Value Funds, including the Quest for Value Fund, the Opportunity Fund, the Small Capitalization Fund, the Officers Fund and the Growth and Income Fund, portfolios of Quest for Value Family of Funds, have entered into an investment advisory agreement with OMC and OMC has entered into a sub-advisory agreement with OpCap Advisors with respect to each of such Funds. Pursuant to the transaction, the U.S. Government Income Fund, the Investment Quality Income Fund, the National Tax-Exempt Fund, the California Tax-Exempt Fund and the New York Tax-Exempt Fund were reorganized into the Oppenheimer U.S. Government Trust, the Oppenheimer Bond Fund, the Oppenheimer Tax-Free Bond Fund, the Oppenheimer California Tax-Exempt Fund and the Oppenheimer New York Tax-Exempt Fund, respectively.

--------------------------------------------------------------------------------
                         QUEST FOR VALUE FAMILY OF FUNDS
                                  OFFICERS FUND
                              FINANCIAL HIGHLIGHTS
        NOVEMBER 8, 1994 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

    Net Asset Value, beginning of period.......................................................        $10.00 (1)
                                                                                                -------------
    Net investment income......................................................................          0.24

    Net realized and unrealized gain on investments............................................          2.10
                                                                                                -------------

      Total from investment operations.........................................................          2.34

    Dividends to shareholders from net investment income.......................................         (0.04)
                                                                                                -------------
    Net Asset Value, end of period.............................................................        $12.30
                                                                                                -------------
                                                                                                -------------

    Total investment return*...................................................................         23.44%
                                                                                                -------------

    Net assets, end of period..................................................................    $3,646,568
                                                                                                -------------
    Ratio of net operating expenses to average net assets......................................         0.00%(2,3,4)
                                                                                                -------------

    Ratio of net investment income to average net assets.......................................         2.44%(2,3,4)
                                                                                                -------------
    Portfolio turnover rate....................................................................          108%
                                                                                                -------------

--------------------------------------------------------------------------------

(1)  Offering price.
(2) During the period presented above, the Adviser has voluntarily waived all of its fees and reimbursed the Fund for all of its operating expenses. If such waivers and reimbursements had not been in effect, the annualized ratio of net operating expenses to average daily net assets and the annualized ratio of net investment income to average daily net assets would have been 1.97% and 0.47%, respectively.
(3) Average net assets for the period November 8, 1994 (commencement of operations) to October 31, 1995 were $2,873,318.
(4)  Annualized.

 * Assumes reinvestment of all dividends. Aggregate (not annualized) total return is shown.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Trustees of Quest for Value Family of Funds:

We have audited the accompanying statement of assets and liabilities of the Officers Fund of Quest for Value Family of Funds, including the schedule of investments, as of October 31, 1995 and the related statements of operations, changes in net assets and financial highlights for the period November 8, 1994 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Officers Fund of Quest for Value Family of Funds, as of October 31, 1995, the results of its operations, the changes in its net assets and financial highlights for the period November 8, 1994 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.


                                                 KPMG Peat Marwick LLP


New York, New York
December 20, 1995

--------------------------------------------------------------------------------
TAX INFORMATION
--------------------------------------------------------------------------------

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the fund's fiscal year end (October 31, 1995) as to the Federal tax status of the dividend received by shareholders during such fiscal year. Accordingly, we are advising you that during the period November 8, 1994 (commencement of operations) to October 31, 1995, the fund paid a per share dividend to shareholders as follows:

                           TAXABLE AS ORDINARY INCOME
                          ------------------------------
                          NET INVESTMENT    SHORT-TERM       LONG-TERM
                             INCOME        CAPITAL GAINS    CAPITAL GAINS
                          --------------  --------------   ---------------
    OFFICERS FUND
      Class A.............       $0.0366         -                -
      Class B.............       -               -                -
      Class C.............       -               -                -


Since the period ended for the fund is not the calendar year, another notification will be sent with respect to calendar year 1995. In January 1996, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the dividend received by you in calendar 1995. The amount that will be reported, will be the amount to use on your 1995 Federal income tax return and probably will differ from the amount which we must report for the period November 8, 1994 (commencement of operations) to October 31, 1995 for the fund. Shareholders are advised to consult with their own tax advisers as to the Federal, state and local tax status of the fund's income dividend received.

QUEST FOR VALUE
OFFICERS FUND



TRUSTEES AND OFFICERS
Joseph M. La Motta                 Trustee, President
Paul Y. Clinton                    Trustee
Thomas W. Courtney                 Trustee
Lacy B. Herrmann                   Trustee
George Loft                        Trustee
Bernard H. Garil                   Vice President
Jeffrey C. Whittington             Vice President
Sheldon Siegel                     Treasurer
Deborah Kaback                     Secretary
Leslie Klein                       Assistant Treasurer
Thomas E. Duggan                   Assistant Secretary
Maria Camacho                      Assistant Secretary

INVESTMENT ADVISER
Quest for Value Advisors
One World Financial Center
New York, NY 10281

DISTRIBUTOR
Quest for Value Distributors
Two World Financial Center
New York, NY 10080

TRANSFER AND SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


This report, is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.